Expense Example - Riverbridge Growth Fund	Nov. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	709
Expense Example, with Redemption, 10 Years	1,570
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	$ 1,285